CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 20,066	$ 819,437	$ (538,249)	$ 301,254
Balance (in Shares) at Dec. 31, 2012	20,065,634
Common shares issued under private placement offering net of expenses	$ 4,302	464,816		469,118
Common shares issued under private placement offering net of expenses (in Shares)	4,302,940
Common shares cancelled	$ (6,600)			(6,600)
Common shares cancelled (in Shares)	(6,600,000)
Legal & administrative expense- public offering		(39,733)		(39,733)
Net (loss) for the period			(626,584)	(626,584)
Balance at Dec. 31, 2013	$ 17,768	1,244,520	(1,164,833)	97,455
Balance (in Shares) at Dec. 31, 2013	17,768,574
Common shares issued under private placement offering net of expenses	$ 5,927	371,154		377,081
Common shares issued under private placement offering net of expenses (in Shares)	5,927,106
Legal & administrative expense- public offering		(28,000)		(28,000)
Net (loss) for the period			(637,187)	(637,187)
Balance at Dec. 31, 2014	$ 23,695	$ 1,587,674	$ (1,802,020)	(190,651)
Balance (in Shares) at Dec. 31, 2014	23,695,680
Legal & administrative expense- public offering				28,565
Net (loss) for the period				(157,629)
Balance at Jun. 30, 2015				$ (281,963)